Share based compensation - Restricted shares (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 19, 2021 shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Share-based compensation
Share-based compensation expense				¥ 810,178	$ 127,133	¥ 59,476	¥ 132,422
Period expected to be recognized				1 year 9 months	1 year 9 months
Class B Ordinary shares | Certain directors, officers and employees
Share-based compensation
Shares issued for share-based awards	55,903,960
Restricted shares
Share-based compensation
Period after which restrictions of share-based compensation will be terminated				4 years	4 years
Share-based compensation expense		¥ 304,200	$ 47,700
Unrecognized compensation expenses				¥ 218,000				$ 34,200
Period expected to be recognized				2 years 7 months 6 days	2 years 7 months 6 days
Restricted shares | Class B Ordinary shares
Share-based compensation
Shares issued for share-based awards				30,927,888	30,927,888
Restricted shares | Class B Ordinary shares | Certain directors, officers and employees
Share-based compensation
Number of shares vested				12,468,932	12,468,932
Number of shares unvested	18,458,956			18,458,956	18,458,956